Redeemable Convertible Preferred Stock (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2023	Sep. 30, 2023	Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Schedule of Temporary Equity
As of October 15, 2023, Preferred Stock consisted of the following:

	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value
Series A	2,301,202	2,301,200	$1,151	$2,915
Series B	471,164	464,914	930	2,303
Series C	240,000	120,000	300	707
Series D	3,229,645	2,670,373	10,340	20,404
Series E	5,000,000	367,833	2,207	3,809
Series F	4,125,000	3,411,292	27,290	41,724
Series G	500,000	355,000	3,550	5,109
Series H	3,000,000	513,333	7,700	10,692
Series I	3,000,000	850,648	21,794	27,000
Total	21,867,011	11,054,593	$75,262	$114,663
As of April 30, 2023, Preferred Stock consisted of the following:

	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value
Series A	2,301,202	2,301,200	1,151	2,873
Series B	471,164	464,914	930	2,268
Series C	240,000	120,000	300	696
Series D	3,229,645	2,670,373	10,340	20,043
Series E	5,000,000	367,833	2,207	3,727
Series F	4,125,000	3,411,292	27,290	40,720
Series G	500,000	355,000	3,550	4,979
Series H	3,000,000	513,333	7,700	10,409
Total	18,867,011	10,203,945	53,468	85,715

Class A common stock subject to possible redemption is reflected on the condensed consolidated balance sheet at September 30, 2023 and December 31, 2022, as follows:

Gross proceeds from initial public offering	$241,500,000
Less:
Fair value allocated to public warrants	(7,498,575)
Offering costs allocated to Class A common stock subject to possible redemption	(14,647,648)
Plus:
Remeasurement on Class A common stock subject to possible redemption	30,973,080
Class A common stock subject to possible redemption, December 31, 2022	250,326,857
Remeasurement on Class A common stock subject to possible redemption	813,105
Class A common stock subject to possible redemption, March 31, 2023	251,139,962
Redemption of Class A common stock	(210,031,815)
Remeasurement on Class A common stock subject to possible redemption	1,082,415
Class A common stock subject to possible redemption, June 30, 2023	42,190,562
Remeasurement on Class A common stock subject to possible redemption	233,048
Class A common stock subject to possible redemption, September 30, 2023	$42,423,610

Class A common stock subject to possible redemption is reflected on the balance sheet at December 31, 2022 as follows:

Gross proceeds from initial public offering	$241,500,000
Less:
Fair value allocated to public warrants	(7,498,575)
Offering costs allocated to Class A common stock subject to possible redemption	(14,647,648)
Plus:
Re-measurement on Class A common stock subject to possible redemption	30,973,080
Class A common stock subject to possible redemption, December 31, 2022	$250,326,857